Expense Example {- Fidelity® Blue Chip Growth Fund} - 07.31 Fidelity Blue Chip Growth Fund K PRO-09 - Fidelity® Blue Chip Growth Fund - Fidelity Blue Chip Growth Fund-Class K	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847